NOTE 4 - PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets
	2013	2012
Escrow Deposit held for indemnification	$300,000	$300,000
Prepaid insurance - medical professional liability	—	121,197
	$300,000	$421,197